Equity (Details Narrative) ₪ / shares in Units, ₪ in Thousands														1 Months Ended	12 Months Ended
	Nov. 14, 2022 shares	Sep. 15, 2022 shares	May 15, 2022 shares	Sep. 02, 2021 ILS (₪) shares	Aug. 30, 2021 shares	Apr. 27, 2021 shares	Jan. 26, 2021 shares	Sep. 17, 2020 shares	Aug. 31, 2020 shares	Aug. 04, 2020 ILS (₪) shares	May 13, 2020 shares ₪ / shares	May 03, 2020 shares ₪ / shares	Jan. 09, 2020 shares ₪ / shares	Nov. 30, 2021 shares ₪ / shares	Dec. 31, 2022 ILS (₪) shares	Dec. 31, 2021 ILS (₪) shares ₪ / shares		Dec. 31, 2020 ILS (₪) ₪ / shares	Dec. 31, 2019 ₪ / shares	Sep. 30, 2021 shares	Apr. 23, 2021 shares
IfrsStatementLineItems [Line Items]
Number of options granted															1,344,068	1,201,426	[1]
Exercise prices of stock options | ₪ / shares																		₪ 20.28	₪ 1.91
Number of options exercised																10,103	[1]
Number of options exercisable															1,923,260	1,413,615	[1]
Weighted average remaining contractual life of outstanding share options															3 years 10 months 24 days
Number of shares issued															438,745	139,966
Consideration on exercise of options | ₪																₪ 8,498		₪ 833
Acquisitions considerations amount | ₪																₪ 17,300
Number of shares authorised															1,000,000,000
Subversive Unitholders [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued																					15,650,280
Mr. Alexander Rabinovich [Member]
IfrsStatementLineItems [Line Items]
Number of options exercised				2,150,919
Number of shares issued																				423,501
Number of share options issued						224,756
Consideration on exercise of options | ₪				₪ 3,594
Cannolam [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued for acquisiiton of shares								1,788,962
Ordinary Share [Member]
IfrsStatementLineItems [Line Items]
Number of options exercised												62,060
3 Directors [Member]
IfrsStatementLineItems [Line Items]
Number of options granted													54,000
Exercise prices of stock options | ₪ / shares													₪ 5.65
Two Consultant [Member]
IfrsStatementLineItems [Line Items]
Exercise prices of stock options | ₪ / shares												₪ 4
Number of options exercised												62,020
Former Employee [Member]
IfrsStatementLineItems [Line Items]
Exercise prices of stock options | ₪ / shares											₪ 2.09
Number of options exercised											280,000
7 Institutional Investors [Member]
IfrsStatementLineItems [Line Items]
Number of options exercised										8,332,038
Proceeds from investment received | ₪										₪ 38,200
Number of shares issued for invesment										9,257,820
Number of options exercisable										8,332,038
Chief Financial Officer (CFO) [Member]
IfrsStatementLineItems [Line Items]
Shares outstanding owed percentage									3.60%
Weighted average remaining contractual life of outstanding share options									4 years
Description of vesting requirements for share-based payment arrangement									vesting period of 15 quarters
Chief Financial Officer (CFO) [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Number of options granted									4,303,356
Chief Financial Officer (CFO) and 26 Canndoc Employees [Member]
IfrsStatementLineItems [Line Items]
Number of options granted							3,831,949
Chief Financial Officer (CFO) and Canndoc Employees [Member]
IfrsStatementLineItems [Line Items]
Shares outstanding owed percentage			1.30%		0.80%
Chief Financial Officer (CFO) and Canndoc Employees [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Number of options granted			596,937		340,170
Employed [Member]
IfrsStatementLineItems [Line Items]
Exercise prices of stock options | ₪ / shares														₪ 18.38
Number of options exercised														10,103
Institutional Investors [Member]
IfrsStatementLineItems [Line Items]
Exercise prices of stock options | ₪ / shares																₪ 19.58
Number of options exercised																240,972
Chairman [Member]
IfrsStatementLineItems [Line Items]
Number of options granted		1,030,325
Weighted average remaining contractual life of outstanding share options		3 years
Options extended exercise period date		December 31, 2026
Canndoc Employees [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Number of options granted	287,131

[1]	on April 8, 2021, the company issue a shares consolidation by 4.44926. 2020 information included in the above table was not adjusted with respect to the share consolidation mentioned above.